FREMONT MUTUAL FUNDS, INC.

                            FREMONT MONEY MARKET FUND

                          Supplement dated July 2, 2004
                                     to the
                         Prospectus dated March 1, 2004


The following replaces the "Certain Legal Matters" section on page 16 of the
Prospectus:

You most likely have heard or read about regulatory inquiries into trading practices in the mutual fund industry. At the Advisor and the Funds, investor trust and confidence are part of our heritage and are fundamental to our business. In order that we continue to earn that trust and confidence, we wanted to make you aware of the following facts.

The New York State Attorney General and the Securities and Exchange Commission have asked a large number of mutual fund organizations, including the Advisor and the Funds, to supply information about their trading activities. In addition, we have received a request for production of documents from the office of the U.S. Attorney in the Northern District of California, and we believe that other investment advisors and funds have received similar requests. We have cooperated fully with these inquiries.

On September 18, 2003, the Board of Directors of the Funds established a Special Committee of Independent Directors to direct and oversee a comprehensive review of the facts and circumstances relevant to the Funds' trading practices. The Committee's review has identified the past existence of market timing arrangements with a few clients that may have been inconsistent with the Advisor's and the Fund's own policies. The last such arrangement was terminated in October 2002. The few management personnel who we believe may have initiated, negotiated, or approved those arrangements are no longer employees of the Advisor for unrelated reasons.

On January 29, 2004, the staff of the Securities and Exchange Commission (the "Staff") issued a commonly-called "Wells notice" to the Advisor, indicating their intention to recommend that the Commission authorize an action against the Advisor in connection with the noted arrangements. One current employee and at least one former employee of the Advisor, who was formerly an officer of the Funds, also received a Wells notice. It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Funds. However, the Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

On March 12, 2004, Gary Davis filed a purported class action complaint against, among other parties, certain Funds, the Advisor, and certain sub-advisers to the Funds, alleging illegal "timing" in the shares of certain Funds. The complaint alleges violations of Section 11 of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934, Rule 10b-5 promulgated thereunder, Sections 34(b) and 36(a) of the Investment Company Act of 1940, as well as a common-law breach of fiduciary duty. The complaint seeks unspecified damages. No discovery has commenced, and no trial date has been set, and no lead plaintiff has been chosen. Again, the Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

On June 16, 2004, the Staff informed the Advisor that it intended to amend the January 29, 2004 Wells notice to add allegations that the Advisor violated the Investment Company Act of 1940 in connection with "late trading" by a broker-dealer in fund shares in 2001. The Staff is also considering recommending charges against a former employee based upon her conduct in connection with these activities.

We have taken steps to reinforce our policies and procedures to prevent and detect market timing. The Advisor, among other measures, enhanced its compliance review of all contracts and agreements, as well as its oversight of transfer agent operations. Independent legal counsel to the Special Committee has presented a report with its findings. In addition, based on that report and the Special Committee's recommendations, among other actions, the Advisor will (a) fairly compensate Fund shareholders for losses attributed to excessive short-term trading, and (b) rebate to the Funds advisory fees attributable to excessive short-term trading investments. The Committee continues to review certain materials, including documents and information that have been provided to the SEC regarding trading in the Funds' shares. The Committee will seek to interview additional persons as circumstances warrant and is coordinating these efforts with the Advisor. When circumstances warrant, the Committee is analyzing Fund transactions cleared and settled through financial intermediaries to determine if those trades were executed in accordance with the Funds' agreements with those intermediaries and with applicable law. The Committee will also continue what, if any, action should be taken against individuals.

We want to assure you that every member of the Advisor's and the Funds' team is dedicated to safeguarding your investments and providing the high quality investment service you have come to expect from us-and deserve. This statement is current as of its date; we do not undertake, nor do we presently plan, to update this statement at any particular point in the future.

                           FREMONT MUTUAL FUNDS, INC.

                    FREMONT INSTITUTIONAL U.S. MICRO-CAPFUND

                       FREMONT INSTITUTIONAL YIELD + FUND

                          Supplement dated July 2, 2004
                                     to the
                         Prospectus dated March 1, 2004

The following replaces the "Certain Legal Matters" section on page 17 of the
Prospectus:

You most likely have heard or read about regulatory inquiries into trading practices in the mutual fund industry. At the Advisor and the Funds, investor trust and confidence are part of our heritage and are fundamental to our business. In order that we continue to earn that trust and confidence, we wanted to make you aware of the following facts.

The New York State Attorney General and the Securities and Exchange Commission have asked a large number of mutual fund organizations, including the Advisor and the Funds, to supply information about their trading activities. In addition, we have received a request for production of documents from the office of the U.S. Attorney in the Northern District of California, and we believe that other investment advisors and funds have received similar requests. We have cooperated fully with these inquiries.

On September 18, 2003, the Board of Directors of the Funds established a Special Committee of Independent Directors to direct and oversee a comprehensive review of the facts and circumstances relevant to the Funds' trading practices. The Committee's review has identified the past existence of market timing arrangements with a few clients that may have been inconsistent with the Advisor's and the Fund's own policies. The last such arrangement was terminated in October 2002. The few management personnel who we believe may have initiated, negotiated, or approved those arrangements are no longer employees of the Advisor for unrelated reasons.

On January 29, 2004, the staff of the Securities and Exchange Commission (the "Staff") issued a commonly-called "Wells notice" to the Advisor, indicating their intention to recommend that the Commission authorize an action against the Advisor in connection with the noted arrangements. One current employee and at least one former employee of the Advisor, who was formerly an officer of the Funds, also received a Wells notice. It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Funds. However, the Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

On March 12, 2004, Gary Davis filed a purported class action complaint against, among other parties, certain Funds, the Advisor, and certain sub-advisers to the Funds, alleging illegal "timing" in the shares of certain Funds. The complaint alleges violations of Section 11 of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934, Rule 10b-5 promulgated thereunder, Sections 34(b) and 36(a) of the Investment Company Act of 1940, as well as a common-law breach of fiduciary duty. The complaint seeks unspecified damages. No discovery has commenced, and no trial date has been set, and no lead plaintiff has been chosen. Again, the Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

On June 16, 2004, the Staff informed the Advisor that it intended to amend the January 29, 2004 Wells notice to add allegations that the Advisor violated the Investment Company Act of 1940 in connection with "late trading" by a broker-dealer in fund shares in 2001. The Staff is also considering recommending charges against a former employee based upon her conduct in connection with these activities.

We have taken steps to reinforce our policies and procedures to prevent and detect market timing. The Advisor, among other measures, enhanced its compliance review of all contracts and agreements, as well as its oversight of transfer agent operations. Independent legal counsel to the Special Committee has presented a report with its findings. In addition, based on that report and the Special Committee's recommendations, among other actions, the Advisor will (a) fairly compensate Fund shareholders for losses attributed to excessive short-term trading, and (b) rebate to the Funds advisory fees attributable to excessive short-term trading investments. The Committee continues to review certain materials, including documents and information that have been provided to the SEC regarding trading in the Funds' shares. The Committee will seek to interview additional persons as circumstances warrant and is coordinating these efforts with the Advisor. When circumstances warrant, the Committee is analyzing Fund transactions cleared and settled through financial intermediaries to determine if those trades were executed in accordance with the Funds' agreements with those intermediaries and with applicable law. The Committee will also continue what, if any, action should be taken against individuals.

We want to assure you that every member of the Advisor's and the Funds' team is dedicated to safeguarding your investments and providing the high quality investment service you have come to expect from us-and deserve. This statement is current as of its date; we do not undertake, nor do we presently plan, to update this statement at any particular point in the future.

                           FREMONT MUTUAL FUNDS, INC.

                          Supplement dated July 2, 2004
                                     to the
                         Prospectus dated March 1, 2004


The following replaces the "Certain Legal Matters" section on page 44 of the
Prospectus:

You most likely have heard or read about regulatory inquiries into trading practices in the mutual fund industry. At the Advisor and the Funds, investor trust and confidence are part of our heritage and are fundamental to our business. In order that we continue to earn that trust and confidence, we wanted to make you aware of the following facts.

The New York State Attorney General and the Securities and Exchange Commission have asked a large number of mutual fund organizations, including the Advisor and the Funds, to supply information about their trading activities. In addition, we have received a request for production of documents from the office of the U.S. Attorney in the Northern District of California, and we believe that other investment advisors and funds have received similar requests. We have cooperated fully with these inquiries.

On September 18, 2003, the Board of Directors of the Funds established a Special Committee of Independent Directors to direct and oversee a comprehensive review of the facts and circumstances relevant to the Funds' trading practices. The Committee's review has identified the past existence of market timing arrangements with a few clients that may have been inconsistent with the Advisor's and the Fund's own policies. The last such arrangement was terminated in October 2002. The few management personnel who we believe may have initiated, negotiated, or approved those arrangements are no longer employees of the Advisor for unrelated reasons.

On January 29, 2004, the staff of the Securities and Exchange Commission (the "Staff") issued a commonly-called "Wells notice" to the Advisor, indicating their intention to recommend that the Commission authorize an action against the Advisor in connection with the noted arrangements. One current employee and at least one former employee of the Advisor, who was formerly an officer of the Funds, also received a Wells notice. It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions or other adverse consequences to the Funds. However, the Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

On March 12, 2004, Gary Davis filed a purported class action complaint against, among other parties, certain Funds, the Advisor, and certain sub-advisers to the Funds, alleging illegal "timing" in the shares of certain Funds. The complaint alleges violations of Section 11 of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934, Rule 10b-5 promulgated thereunder, Sections 34(b) and 36(a) of the Investment Company Act of 1940, as well as a common-law breach of fiduciary duty. The complaint seeks unspecified damages. No discovery has commenced, and no trial date has been set, and no lead plaintiff has been chosen. Again, the Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

On June 16, 2004, the Staff informed the Advisor that it intended to amend the January 29, 2004 Wells notice to add allegations that the Advisor violated the Investment Company Act of 1940 in connection with "late trading" by a broker-dealer in fund shares in 2001. The Staff is also considering recommending charges against a former employee based upon her conduct in connection with these activities.

We have taken steps to reinforce our policies and procedures to prevent and detect market timing. The Advisor, among other measures, enhanced its compliance review of all contracts and agreements, as well as its oversight of transfer agent operations. Independent legal counsel to the Special Committee has presented a report with its findings. In addition, based on that report and the Special Committee's recommendations, among other actions, the Advisor will (a) fairly compensate Fund shareholders for losses attributed to excessive short-term trading, and (b) rebate to the Funds advisory fees attributable to excessive short-term trading investments. The Committee continues to review certain materials, including documents and information that have been provided to the SEC regarding trading in the Funds' shares. The Committee will seek to interview additional persons as circumstances warrant and is coordinating these efforts with the Advisor. When circumstances warrant, the Committee is analyzing Fund transactions cleared and settled through financial intermediaries to determine if those trades were executed in accordance with the Funds' agreements with those intermediaries and with applicable law. The Committee will also continue what, if any, action should be taken against individuals.

We want to assure you that every member of the Advisor's and the Funds' team is dedicated to safeguarding your investments and providing the high quality investment service you have come to expect from us-and deserve. This statement is current as of its date; we do not undertake, nor do we presently plan, to update this statement at any particular point in the future.